Related Party Transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
On November 13, 2025, the Company completed a transaction with Tritone Technologies Ltd., or Tritone, a private Israeli company engaged in the development, production and sale of ceramic and metal based additive manufacturing solutions, using the “MoldJet” technology. The transaction consisted of: (i) an investment by a total amount of $7.0 million in Tritone, for which we were issued 5,115,837 preferred A shares, representing a minority interest of Tritone’s share capital on a fully diluted basis, as part of Tritone’s Series A Round (co-investors included Fortissimo Capital Fund IV, L.P., an affiliate of our major shareholder Fortissimo, and Discount Capital Markets), and (ii) the Company entered into a distribution agreement that enables us to exclusively sell and distribute Tritone’s full suite of solutions, consisting of hardware, materials, software and services worldwide.
Following the completion of the transaction, Fortissimo holds 65.15% of Tritone’s issued share capital on a fully diluted basis.

The Company evaluated the relationship and determined that the transaction represents a related party transaction that has been entered into in the ordinary course of business. The transaction was approved by our board of directors and audit committee in accordance with Company policies and governance for related party transactions.